Geographic Information	12 Months Ended
Dec. 31, 2025
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION	NOTE 20 – GEOGRAPHIC INFORMATION As of December 31, 2025 and 2024, all of the Company’s property and equipment is located in Israel.